Income tax expense - Details of Temporary differences unused tax losses and credits (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	₩ (376,945)		₩ 77,500		₩ (138,709)
Changes in deferred tax liability (asset) [abstract]
Business combination	(544)		(11,593)		(1,473)
Recognized as income (expense)	(426,525)		(218,184)		148,880
Recognized as other comprehensive income (expense)	18,128		(224,668)		68,802
Ending balance	(785,886)		(376,945)		77,500
Deferred tax liability asset arising from Unused tax losses	₩ 12,507		₩ 1,998		₩ 3,536
Description of composition of other termporary differences	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 12,507 million Won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million Won.
Gain (loss) on financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	₩ (157,394)		₩ 373,145		₩ 273,356
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	(110,523)		(272,072)		(55,410)
Recognized as other comprehensive income (expense)	15,463		(258,467)		155,199
Ending balance	(252,454)		(157,394)		373,145
Gain (loss) on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(10,372)		20,555		15,260
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	(8,391)		(35,357)		11,139
Recognized as other comprehensive income (expense)	1,608		4,430		(5,844)
Ending balance	(17,155)		(10,372)		20,555
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	35,812		10,617		(149,805)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	(289,117)		24,869		159,664
Recognized as other comprehensive income (expense)	(247)		326		758
Ending balance	(253,552)		35,812		10,617
Accrued income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(132,938)		(90,330)		(82,482)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	16,258		(42,608)		(7,848)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(116,680)		(132,938)		(90,330)
Provision for loan losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	40,988		(20,105)		(34,625)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	41,496		61,093		14,520
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	82,484		40,988		(20,105)
Loan and receivables written off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	9,772		7,926		8,244
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	(1,069)		1,846		(318)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	8,703		9,772		7,926
Loan origination costs and fees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(173,417)		(169,093)		(194,463)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	(6,775)		(4,324)		25,370
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(180,192)		(173,417)		(169,093)
Defined benefit liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	427,265		369,785		449,615
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	29,008		29,308		15,760
Recognized as other comprehensive income (expense)	22,120		28,172		(95,590)
Ending balance	478,393		427,265		369,785
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(499,718)		(450,222)		(432,001)
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	(400)		(50,044)		(18,437)
Recognized as other comprehensive income (expense)	514		548		216
Ending balance	(499,604)		(499,718)		(450,222)
Provision for guarantee
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	8,274		8,328		7,424
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	(2,474)		(54)		904
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	5,800		8,274		8,328
Other provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	179,117		87,229		100,571
Changes in deferred tax liability (asset) [abstract]
Business combination	0		0		0
Recognized as income (expense)	(47,570)		91,888		(13,342)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	131,547		179,117		87,229
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(104,334)	[1],[2]	(70,335)	[1],[3]	(99,803)	[3]
Changes in deferred tax liability (asset) [abstract]
Business combination	(544)	[2]	(11,593)	[1]	(1,473)	[3]
Recognized as income (expense)	(46,968)	[2]	(22,729)	[1]	16,878	[3]
Recognized as other comprehensive income (expense)	(21,330)	[2]	323	[1]	14,063	[3]
Ending balance	₩ (173,176)	[2]	₩ (104,334)	[1],[2]	₩ (70,335)	[1],[3]

[1]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 1,998 million Won.
[2]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 12,507 million Won.
[3]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 3,536 million Won.